ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

NOTE 7. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	September 30, 2021	December 31, 2020

Accounts payable	$714,787	$980,943
Accrued expenses	89,466	35,022
Accrued credit card payables	18,892	119,896
Other accrued liabilities	6,392	7,721
	$829,537	$1,143,582

NOTE 8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	December 31, 2020	December 31, 2019

Accounts payable	$980,943	$102,112
Accrued expenses	35,022	5,797
Accrued credit card payables	119,896	32,395
Other accrued liabilities	7,721	12,922
	$1,143,582	$153,226